UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882-5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

Item 1.    Schedule of Investments

Managed High Yield Plus Fund Inc.

Schedule of Investments — August 31, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)		Value ($)
Corporate Bonds – 134.00%
Aerospace & Defense – 1.16%
1,500	BE Aerospace, Inc., Series B	05/01/11	8.875		1,462,500
1,000	Sequa Corp.	08/01/09	9.000		1,090,000
					2,552,500
Agriculture – 4.44%
3,000	American Rock Salt Co. LLC **	03/15/14	9.500		3,097,500
1,000	IMC Global, Inc.	08/01/13	10.875		1,260,000
2,000	IMC Global, Inc., Series B	06/01/11	11.250		2,345,000
2,750	Seminis Vegetable Seeds, Inc.	10/01/13	10.250		3,052,500
					9,755,000
Airline – 1.09%
2,750	American Airlines, Inc.	04/01/11	8.608		2,388,673
Apparel/Textiles – 2.08%
3,125	Levi Strauss & Co.	12/15/12	12.250		3,242,187
1,250	Perry Ellis International, Inc., Series B	03/15/09	9.500		1,337,500
					4,579,687
Auto Manufacturing/Suppliers – 4.08%
2,500	Collins & Aikman Products Co.	12/31/11	10.750		2,575,000
2,500	Collins & Aikman Products Co. **	08/15/12	12.875		2,493,750
2,500	Delco Remy International, Inc.	04/15/12	9.375		2,543,750
1,375	Dura Operating Corp., Series D	05/01/09	9.000		1,361,250
					8,973,750
Automotive Parts – 3.49%
2,000	Advanced Accessory Systems LLC	06/15/11	10.750		1,900,000
3,000	Stanadyne Corp. **	08/15/14	10.000		3,105,000
2,500	Tenneco Automotive, Inc., Series B	10/15/09	11.625		2,668,750
					7,673,750
Broadband – 0.73%
4,750	GT Group Telecom, Inc. #(b)	02/01/10	13.250	(d)	475
2,000	Level 3 Communications, Inc.	03/15/08	11.000		1,530,000
2,000	World Access, Inc. #(b)	01/15/08	13.250		85,000
					1,615,475
Broadcast – 6.20%
1,750	Advanstar Communications, Inc.	08/15/10	10.750		1,929,375
3,250	Granite Broadcasting Corp.	12/01/10	9.750		3,063,125
3,600	Nexstar Finance LLC, Inc.	04/01/08	12.000		3,969,000
2,000	NextMedia Operating, Inc.	07/01/11	10.750		2,240,000
1,000	Rainbow National Services LLC **	09/01/14	10.375		1,035,000
1,358	Young Broadcasting, Inc.	03/01/11	10.000		1,388,555
					13,625,055

1

Managed High Yield Plus Fund Inc.

Schedule of Investments — August 31, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)
Corporate Bonds – (continued)
Building Materials – 1.59%
1,250	Interface, Inc.	02/01/10	10.375	1,406,250
1,000	Interface, Inc.	02/01/14	9.500	1,025,000
1,000	Maax Corp. **	06/15/12	9.750	1,055,000
				3,486,250
Building Products – 0.96%
2,000	Atrium Cos., Inc., Series B	05/01/09	10.500	2,100,000
Cable – 5.33%
1,750	Block Communications, Inc.	04/15/09	9.250	1,833,125
3,000	Charter Communications Holdings	05/15/11	10.000	2,370,000
3,295	Insight Midwest LP/Insight Capital, Inc.	11/01/10	10.500	3,566,837
3,650	Mediacom Broadband LLC	07/15/13	11.000	3,951,125
				11,721,087
Chemicals – 13.31%
2,000	Acetex Corp.	08/01/09	10.875	2,200,000
1,500	BCP Caylux Holdings Luxembourg SCA **	06/15/14	9.625	1,610,625
3,000	Equistar Chemicals LP	09/01/08	10.125	3,337,500
2,695	Huntsman International LLC	07/01/09	10.125	2,775,850
1,350	Lyondell Chemical Co., Series B	05/01/07	9.875	1,422,562
1,000	Millennium America, Inc.	06/15/08	9.250	1,090,000
2,000	Omnova Solutions, Inc.	06/01/10	11.250	2,200,000
2,435	Resolution Performance Products LLC	11/15/10	13.500	2,361,950
2,000	Rhodia SA	06/01/10	10.250	2,040,000
3,000	Rhodia SA	06/01/11	8.875	2,535,000
3,000	Rockwood Specialties Group, Inc.	05/15/11	10.625	3,270,000
1,785	Terra Capital, Inc.	10/15/08	12.875	2,195,550
2,000	Terra Capital, Inc.	06/01/10	11.500	2,230,000
				29,269,037
Commercial Services – 1.79%
1,000	Brickman Group Ltd., Series B	12/15/09	11.750	1,155,000
657	Hornbock Offsore Services, Inc.	08/01/08	10.625	742,500
2,000	Invensys PLC **	03/15/11	9.875	2,030,000
				3,927,500
Consumer Products – 5.04%
1,000	Amscan Holdings, Inc. **	05/01/14	8.750	996,250
2,325	Da-Lite Screen Co., Inc. **	05/15/11	9.500	2,441,250
1,250	Doane Pet Care Co.	05/15/07	9.750	1,165,625
1,550	Fedders North America, Inc.	03/01/14	9.875	1,240,000
1,500	Jafra Cosmetics International, Inc.	05/15/11	10.750	1,713,750
2,250	Telex Communications, Inc.	10/15/08	11.500	2,430,000
1,125	Windmere Durable Holdings, Inc.	07/31/08	10.000	1,108,125
				11,095,000

2

Managed High Yield Plus Fund Inc.

Schedule of Investments — August 31, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)
Corporate Bonds – (continued)
Containers & Packaging – 8.22%
1,000	Anchor Glass Container Corp.	02/15/13	11.000	1,140,000
2,000	Berry Plastics Corp.	07/15/12	10.750	2,240,000
3,000	Constar International, Inc.	12/01/12	11.000	2,895,000
3,000	Crown European Holdings SA	03/01/13	10.875	3,487,500
2,000	Pliant Corp.	09/01/09	11.125	2,145,000
2,250	Port Townsend Paper Corp. **	04/15/11	11.000	2,295,000
1,000	Solo Cup Company	02/15/14	8.500	970,000
3,000	Tekni–Plex, Inc., Series B	06/15/10	12.750	2,895,000
				18,067,500
Electric Utilities – 1.85%
1,500	Midwest Generation LLC	05/01/34	8.750	1,593,750
2,250	Reliant Energy, Inc.	07/15/10	9.250	2,463,750
				4,057,500
Energy – 1.29%
2,250	Mission Energy Holding Co.	07/15/08	13.500	2,829,375
11,488	Orion Refining Corp. #(b)(c)	11/15/04	10.000	1,149
				2,830,524
Food Processors/Beverage/Bottling – 5.71%
3,750	B & G Foods, Inc., Series D	08/01/07	9.625	3,801,562
2,500	Land O’ Lakes, Inc.	11/15/11	8.750	2,337,500
3,000	Le-Natures, Inc. **	06/15/13	10.000	3,135,000
2,000	Merisant Co. **	07/15/13	9.500	2,000,000
1,400	National Wine & Spirits, Inc.	01/15/09	10.125	1,288,000
				12,562,062
Gaming – 12.23%
1,500	Ameristar Casinos, Inc.	02/15/09	10.750	1,691,250
2,000	Chukchansi Economic Development Authority **	06/15/09	14.500	2,500,000
2,000	Circus & Eldorado Circus	03/01/12	10.125	2,075,000
2,000	Inn Of The Mountain Gods Resort & Casino	11/15/10	12.000	2,260,000
3,250	Jacobs Entertainment, Inc.	02/01/09	11.875	3,648,125
2,000	Majestic Star Casino LLC	10/15/10	9.500	2,045,000
1,575	MTR Gaming Group, Inc., Series B	04/01/10	9.750	1,716,750
1,590	Penn National Gaming, Inc., Series B	03/01/08	11.125	1,733,100
2,000	River Rock Entertainment Authority	11/01/11	9.750	2,120,000
2,000	Venetian Casino Resort LLC	06/15/10	11.000	2,277,500
3,000	Wheeling Island Gaming, Inc.	12/15/09	10.125	3,180,000
1,338	Wynn Las Vegas LLC	11/01/10	12.000	1,645,740
				26,892,465

3

Managed High Yield Plus Fund Inc.

Schedule of Investments — August 31, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)
Corporate Bonds – (continued)
Health Care Providers & Services – 0.47%
1,000	Ameripath, Inc.	04/01/13	10.500	1,025,000
Industrial-Other – 2.04%
2,300	Better Minerals & Aggregates Co.	09/15/09	13.000	1,817,000
2,500	Blount, Inc.	08/01/09	13.000	2,665,625
				4,482,625
Leisure – 1.98%
2,000	Bally Total Fitness Holding Corp.	07/15/11	10.500	1,875,000
600	Bally Total Fitness Holding Corp., Series D	10/15/07	9.875	471,000
1,000	Equinox Holdings, Inc. **	12/15/09	9.000	1,025,000
1,000	Imax Corp. **	12/01/10	9.625	986,250
				4,357,250
Lodging – 1.19%
279	FelCor Lodging LP	09/15/08	9.500	293,299
2,250	MeriStar Hospitality Corp.	01/15/11	9.125	2,317,500
				2,610,799
Medical Products – 2.93%
2,900	Alliance Imaging, Inc.	04/15/11	10.375	3,110,250
1,000	Medical Device Manufacturing, Inc. **	07/15/12	10.000	1,055,000
2,250	Universal Hospital Services, Inc.	11/01/11	10.125	2,283,750
				6,449,000
Metals – 2.51%
2,000	AK Steel Corp.	06/15/12	7.750	1,880,000
2,000	Autocam Corp. **	06/15/14	10.875	2,020,000
1,450	FastenTech, Inc. **	05/01/11	11.500	1,620,375
				5,520,375
Oil & Gas – 1.83%
1,000	Parker Drilling Co.	10/01/13	9.625	1,080,000
500	Parker Drilling Co., Series B	11/15/09	10.125	531,250
2,250	Petroleum Geo–Services ASA	11/05/10	10.000	2,418,750
				4,030,000
Oil Refining – 2.78%
2,977	Giant Industries, Inc.	05/15/12	11.000	3,371,452
2,500	Tesoro Petroleum Corp., Series B	11/01/08	9.625	2,737,500
				6,108,952

4

Managed High Yield Plus Fund Inc.

Schedule of Investments — August 31, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)
Corporate Bonds – (continued)
Paper & Forest Products – 5.28%
2,050	Bear Island Paper Co. LLC, Series B	12/01/07	10.000	1,968,000
1,325	Blue Ridge Paper Products, Inc.	12/15/08	9.500	1,179,250
1,000	Buckeye Technologies, Inc.	09/15/08	9.250	1,000,000
3,500	Cellu Tissue Holdings, Inc. **	03/15/10	9.750	3,500,000
1,650	Potlatch Corp.	07/15/11	10.000	1,864,500
2,000	Tembec Industries, Inc.	06/30/09	8.625	2,085,000
				11,596,750
Publishing – 6.30%
2,500	American Color Graphics, Inc.	06/15/10	10.000	2,125,000
975	Hollinger, Inc. **	03/01/11	11.875	1,112,719
6,000	Premier Graphics, Inc. #(b)(c)	12/01/05	11.500	0
2,250	Sheridan Acquisition Corp. **	08/15/11	10.250	2,396,250
500	Sheridan Group, Inc. **	08/15/11	10.250	532,500
2,350	Vertis, Inc., Series B	06/15/09	10.875	2,538,000
1,000	Von Hoffmann Corp.	05/15/07	10.375	1,018,750
1,250	Von Hoffmann Corp.	03/15/09	10.250	1,390,625
3,000	WRC Media, Inc.	11/15/09	12.750	2,730,000
				13,843,844
Restaurants – 3.56%
2,200	Buffets, Inc.	07/15/10	11.250	2,310,000
2,400	El Pollo Loco, Inc. **	12/15/09	9.250	2,436,000
1,735	Sbarro, Inc.	09/15/09	11.000	1,565,837
1,500	VICORP Restaurants, Inc. **	04/15/11	10.500	1,515,000
				7,826,837
Retail – 2.25%
1,500	Jean Coutu Group (PJC), Inc. **	08/01/14	8.500	1,511,250
1,250	Mothers Work, Inc.	08/01/10	11.250	1,243,750
1,935	PETCO Animal Supplies, Inc.	11/01/11	10.750	2,186,550
				4,941,550
Satellite – 1.23%
1,500	EchoStar DBS Corp.	10/01/07	10.375	1,586,250
979	XM Satellite Radio, Inc.	06/15/10	12.000	1,123,403
				2,709,653
Service – 0.49%
6,995	American Eco Corp., Series B #(b)	05/15/08	9.625	700
1,000	Monitronics International, Inc. **	09/01/10	11.750	1,081,250
				1,081,950
Technology – 3.96%
1,750	Activant Solutions, Inc.	06/15/11	10.500	1,820,000

5

Managed High Yield Plus Fund Inc.

Schedule of Investments — August 31, 2004 (unaudited)

Principal Amount (000)($)		Maturity Dates	Interest Rates (%)	Value ($)
Corporate Bonds – (continued)
Technology — (concluded)
2,000	ChipPAC International Co. Ltd., Series B	08/01/09	12.750	2,130,000
2,250	IPC Acquisition Corp.	12/15/09	11.500	2,475,000
2,000	Sanmina-SCI Corp.	01/15/10	10.375	2,270,000
				8,695,000
Telecommunications – 3.29%
2,000	American Cellular Corp., Series B	08/01/11	10.000	1,625,000
2,000	Cincinnati Bell, Inc.	01/15/14	8.375	1,770,000
3,300	Qwest Services Corp. **	12/15/10	13.500	3,836,250
				7,231,250
Utility-Electricity, Gas & Other – 0.66%
2,275	Calpine Canada Energy Finance ULC	05/01/08	8.500	1,450,313
Wireless Telecommunications – 10.66%
2,608	Alamosa Delaware, Inc.	07/31/10	11.000	2,855,760
1,344	Centennial Cellular Operating Co. LLC	12/15/08	10.750	1,387,680
1,000	Centennial Communications Corp.	06/15/13	10.125	1,027,500
1,175	Crown Castle International Corp.	08/01/11	9.375	1,357,125
1,600	Crown Castle International Corp.	08/01/11	10.750	1,796,000
3,000	Dobson Communications Corp.	07/01/10	10.875	2,280,000
2,000	Horizon PCS, Inc. **	07/15/12	11.375	2,050,000
684	Nextel Partners, Inc.	11/15/09	12.500	793,440
2,500	PTC International Finance II SA	12/01/09	11.250	2,675,000
2,250	SBA Communications Corp.	02/01/09	10.250	2,368,125
2,500	Triton PCS, Inc.	02/01/11	9.375	1,775,000
3,000	US Unwired, Inc., Series B	06/15/12	10.000	3,075,000
				23,440,630
Total Corporate Bonds (cost — $311,128,271)				294,574,593
Number of Shares
Common Stocks (a) – 0.77%
CLEC (Competitive Local Exchange Carrier) – 0.00%
3,100	XO Communications, Inc.	10,757
Diversified Telecommunication Services – 0.01%
172,051	RCN Corp.	11,700
48,600	Viatel, Inc. #(c)	0
		11,700
Energy – 0.00%
1,253	Orion Refining Corp. #(c)	0
Industrial Conglomerates – 0.36%
47,490	Metal Management, Inc.	790,234
Miscellaneous – 0.00%
5,456	Dark Dynamite, Inc.	8

6

Managed High Yield Plus Fund Inc.

Schedule of Investments — August 31, 2004 (unaudited)

Number of Shares		Value ($)
Common Stocks (a) – (concluded)
Restaurants – 0.00%
129	American Restaurant Group, Inc. #(c)	0
Service – 0.00%
98,094	PNV, Inc. #	29
Specialty Retail – 0.00%
44,600	Samuels Jewelers, Inc. #(c)	401
Transportation Services – 0.40%
56,020	Laidlaw International, Inc.	879,514
Wireless Telecommunication Services – 0.00%
178	SpectraSite, Inc.	7,999
688	TelCove #(c)	2,897
		10,896
Total Common Stocks (cost — $20,784,212)		1,703,539
Preferred Stocks – 1.41%
Cable – 0.06%
20,000	Adelphia Communications Corp., Series B (a)	120,000
Wireless Telecommunications – 1.35%
4,750	Alamosa Holdings, Inc., Series B	2,976,172
Total Preferred Stocks (cost — $3,515,000)		3,096,172
Number of Warrants
Warrants (a) – 0.16%
Automotive Parts – 0.00%
3,945	Hayes Lemmerz International, Inc., expires 06/03/06	5,523
Broadband – 0.00%
4,750	GT Group Telecom, Inc., expires 02/01/10 #*	52
4,950	Pathnet, Inc., expires 04/15/08 #(c)*	0
		52
Building Products – 0.00%
2,500	Dayton Superior Corp., expires 06/15/09 #*	25
Cable – 0.00%
3,000	UIH Australia Pacific, Inc., expires 05/15/06 #(c)*	0
CLEC (Competitive Local Exchange Carrier) – 0.01%
3,000	Knology Holdings, Inc., expires 10/22/07 #(c)*	0
15,503	XO Communications, Inc., expires 01/16/10	10,108
		10,108
Financial Services – 0.00%
750	Arcadia Financial Ltd., expires 03/15/07 #(c)	8
Oil Equipment – 0.15%
4,500	Key Energy Services, Inc., expires 01/15/09 **	336,937
Technology – 0.00%
6,500	Inter Act Electronic Marketing, Inc., expires 12/15/09#(c)	0
Total Warrants (cost — $356,065)		352,653

7

Managed High Yield Plus Fund Inc.

Schedule of Investments — August 31, 2004 (unaudited)

Principal Amount (000)($)		Interest Rate (%)	Value ($)
Repurchase Agreement – 1.48%
3,253	Repurchase Agreement dated 08/31/04 with State Street Bank & Trust Co., collateralized by $3,186,556 U.S. Treasury Bonds, 5.250% due 11/15/28; (value—$3,318,304); proceeds: $3,253,127 (cost—$3,253,000)	1.400	3,253,000
Total Investments (cost — $339,036,548)(e) — 137.82%			302,979,957

#	Illiquid securities representing 0.04% of net assets.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 24.93% of net assets as of August 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Non-income producing security.
(b)	Bond interest in default.
(c)	Security is being fair valued by a valuation committee under the direction of the Board of Directors.
(d)	Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
(e)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2004 were $19,961,702 and $56,018,293, respectively, resulting in net unrealized depreciation of investments of $36,056,591.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of August 31, 2004, are considered illiquid and restricted. (See table below for more information.)

Restricted Securities	Acquisition Date(s)	Acquisition Cost	Acquisition Cost as a Percentage of Net Assets	Market Value	Market Value as a Percentage of Net Assets
Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	$46,550	0.02%	$25	0.00%
GT Group Telecom, Inc., warrants, expiring 02/01/10	01/27/00	246,405	0.11	52	0.00
Knology Holdings, Inc., warrants, expiring 10/22/07	06/08/98, 04/26/00	5,000	0.00	0	0.00
Pathnet, Inc., warrants, expiring 04/15/08	06/30/98, 07/16/98, 11/25/98	10	0.00	0	0.00
UIH Australia Pacific, Inc., warrants, expiring 05/15/06	12/12/97, 04/26/00	15,000	0.01	0	0.00
		$312,965	0.14%	$77	0.00%

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

8

Item 2.    Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.    Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Joseph A. Varnas Joseph A. Varnas President

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas Joseph A. Varnas President

Date:	October 22, 2004

By:	/s/ Thomas Disbrow Thomas Disbrow Treasurer

Date:	October 22, 2004

Exhibit EX-99.CERT

Certifications

I, Joseph A. Varnas, President of Managed High Yield Plus Fund Inc., certify that:

1.	I have reviewed this report on Form N-Q of Managed High Yield Plus Fund Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:	/s/ Joseph A. Varnas Joseph A. Varnas President

Date:	October 22, 2004

I, Thomas Disbrow, Treasurer of Managed High Yield Plus Fund Inc., certify that:

1.	I have reviewed this report on Form N-Q of Managed High Yield Plus Fund Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:	/s/ Thomas Disbrow Thomas Disbrow Treasurer

Date:	October 22, 2004